ACQUISITION - Purchase Price Consideration (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Oct. 02, 2017
Purchase Price Consideration
Goodwill	$ 3,878	$ 3,871
Veresen
Purchase Price Consideration
Cash			$ 1,522
Purchase Price Consideration			6,400
Current assets			303
Investments in jointly controlled businesses			6,115
Property, plant and equipment			612
Intangible assets & other long term assets			175
Goodwill			1,781
Current liabilities			(192)
Long term debt			(993)
Deferred tax liabilities			(1,210)
Decommissioning provision			(10)
Other long term liabilities			(121)
Non-controlling interest			(60)
Identifiable assets acquired (liabilities assumed)			6,400
Veresen | Common shares
Purchase Price Consideration
Equity interests of acquirer			4,356
Veresen | Preferred shares
Purchase Price Consideration
Equity interests of acquirer			$ 522